Revenue and segment information - Summary of assets and liabilities related to contracts with customers (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Revenue and segment information
Contract assets	¥ 18,464	¥ 8,458
Less: loss allowance	(3,767)	(683)
Contract assets, net	14,697	7,775	$ 2,131
Contract liabilities	9,589	11,962	$ 1,390
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	¥ 8,303	¥ 6,607